PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment
					Change
	12/31/2025	(+)	(-)	12/31/2024	$	%
		Acquisitions	Disposals
Furniture & Fixtures	11,213	-	-	1,234	9,979	0%
Computers and Peripherals	15,997	-	-	10,404	5,593	54%
Vehicles	98,054	-	-	78,959	19,095	24%
Improvements in third party properties	5,357	-	-	40,657	35,300	(87)%
(-) Acoumulated depreciaion	(54,265)	-	-	(52,026)	(2,239)	4%
	76,356	-	-	79,228	(2,872)	(4)%